Exhibit 99.6 Schedule 3

Seller	Alt Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	6229315			Closed	2024-08-30 13:51	2024-09-03 16:00	Waived	2 - Non-Material	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Waived-Exception provided, the finding will be graded a B or non-material - Due Diligence Vendor-09/03/2024 Ready for Review-Document Uploaded. - Buyer-08/30/2024 Open-Audited Loan Amount of $X,XXX.XX is greater than the Guideline Maximum Loan Amount of $X,XXX.XX . - Due Diligence Vendor-08/30/2024		Waived-Exception provided, the finding will be graded a B or non-material - Due Diligence Vendor-09/03/2024	Exception.pdf		FICO XXXX +86 pts>700 Min 28 mo Res + 12 mos>12 Min 35% DTI -20<55% Max Res Inc XX.XK Mo	XX	Primary Residence	Purchase	NA	2284242	Investor Post-Close	No